Common Shares - Narrative (Details) CAD / shares in Units, shares in Thousands, CAD in Millions, $ in Billions	1 Months Ended		12 Months Ended
	Oct. 31, 2016 USD ($) shares	Oct. 31, 2016 CAD shares	Dec. 31, 2016 CAD CAD / $ shares	Dec. 31, 2015 CAD CAD / $ shares	Oct. 14, 2016 CAD / $	Oct. 13, 2016 CAD / shares CAD / $
Business Acquisition [Line Items]
Shares issued on acquisition of ITC | $	$ 3.5
Closing share price (CAD per share) | CAD / shares						CAD 40.96
Foreign exchange rate (CAD per USD) | CAD / $			1.34	1.38	1.32	1.32
Common Shares
Business Acquisition [Line Items]
Shares issued on acquisition of ITC (shares) | shares	114,400	114,400	114,364	0
Shares issued on acquisition of ITC | CAD		CAD 4,700	CAD 4,684	CAD 0